UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2009
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
March 31, 2009
(UNAUDITED)



                                                                                    Percent
                                                       Principal       Market        Of Net
Security                                                 Amount         Value        Assets

U.S. AGENCY STEP-UP OBLIGATIONS (1):

Maturity of 10 - 20 years:
-----------------------------------------------------
Federal Home Ln Mtg Corp Step Up                       $  400,000    $   402,315
5.250% Due 06-12-23
Federal Home Ln Mtg Corp Step Up                          124,000        121,521
4.000% Due 03-12-24

TOTAL U.S. AGENCY STEP-UP
OBLIGATIONS (Cost $524,000)                                              523,836        4.9%


CORPORATE OBLIGATIONS:

Maturity of 1 - 5 years:
-----------------------------------------------------
Ryder System Inc                                           80,000         79,716
4.625% Due 04-01-10
Duke Energy                                               125,000        127,967
7.875% Due 08-16-10
Arrow Electronics Inc                                     100,000        100,162
9.150% Due 10-01-10
Oneok Inc                                                 105,000        107,200
7.125% Due 04-15-11
Western Union Co                                          100,000        101,962
5.400% Due 11-17-11
AOL Time Warner Inc                                       210,000        213,933
6.875% Due 05-01-12
Fiserv Inc                                                100,000         98,811
6.125% Due 11-20-12
Alcoa Inc                                                 250,000        189,472
5.375% Due 01-15-13
Arcelormittal                                             130,000        101,781
5.375% Due 06-01-13
Rio Tinto Fin USA Ltd                                     105,000         94,175
5.875% Due 07-15-13
Lehman Bros Hldgs Inc (6)                                 148,000         18,870
0.000% Due 03-13-14
                                                                       1,234,049       11.4%

Maturity of 5 - 10 years:
-----------------------------------------------------
HSBC Finance Corp                                         275,000        237,853
6.000% Due 08-15-14
Bear Stearns Cos Inc                                      162,000        155,201
5.700% Due 11-15-14
OGE Energy Corp                                           250,000        231,434
5.000% Due 11-15-14
Nabisco Inc                                               100,000        109,904
7.550% Due 06-15-15
Alltel Corp                                               100,000        100,908
7.000% Due 03-15-16
Goldman Sachs Group Inc                                   350,000        287,361
5.625% Due 01-15-17
Terex Corp                                                250,000        202,500
8.000% Due 11-15-17
Merrill Lynch Co Inc                                      230,000        172,257
6.500% Due 07-15-18
Conoco Philips                                            100,000        100,492
5.750% Due 02-01-19
                                                                       1,597,910       14.8%

Maturity of 10 - 20 years:
-----------------------------------------------------
General Elec Cap Corp Step Up (1)                         200,000        159,276
4.875% Due 10-28-21
Toyota Mtr Crd Corp Curve Accrual (2)                     125,000        120,000
8.000% Due 12-21-21
Toyota Mtr Crd Corp Curve Accrual (2)                      50,000         48,000
8.000% Due 01-18-22
Toyota Mtr Crd Corp Curve Accrual (2)                     175,000        168,000
8.000% Due 02-01-22
Dow Chemical Co                                           200,000        136,273
7.375% Due 03-01-23
Morgan Stanley Curve Accrual (2)                          250,000        217,500
8.375% Due 04-25-23
                                                                         849,049        7.9%

TOTAL CORPORATE OBLIGATIONS
(Cost $4,229,560)                                                      3,681,008       34.1%


TAXABLE MUNICIPAL OBLIGATIONS (4):

Maturity of less than 1 year:
-----------------------------------------------------
Dayton OH Economic Dev Rev                                140,000        143,283
6.380% Due 12-01-09
                                                                         143,283        1.3%
                                                                     -----------




Maturity of 1- 5 years:
-----------------------------------------------------
New York St Hsg Fin Agy                                    90,000         92,172
4.810% Due 09-15-13
Dayton OH                                                 250,000        250,000
6.500% Due 11-01-13
Nebraska Pub Pwr Dist Rev                                 310,000        321,330
5.140% Due 01-01-14
                                                                         663,502        6.1%

Maturity of 5- 10 years:
-----------------------------------------------------
Reeves Cnty Tex COP                                       115,000         88,541
6.550% Due 12-01-16
Hazelwood Mo ID Authority Rev                             150,000        148,653
5.640% Due 02-01-18
Maryland Heights MO Tax Increment Rev                     200,000        199,610
7.000% Due 09-01-18
                                                                         436,804        4.1%
                                                                     -----------

Maturity of 10- 20 years:
-----------------------------------------------------
Portland OR Weekly Auction Notes (7)                      150,000        150,000
0.285% Due 06-01-19
Hudson Cnty NJ Lease Rev                                  300,000        303,603
7.950% Due 09-01-19
Dekalb Cnty GA Dev Auth Rev                               275,000        274,560
6.875% Due 03-01-20
Hopkins MN GO                                             150,000        150,096
7.100% Due 02-01-21
New York NY                                               125,000        128,550
6.491% Due 03-01-21
Minneapolis & St Paul Met GO Rev                          295,000        309,473
6.850% Due 01-01-22
San Bernardino Cnty CA Pension Oblig Rev                  250,000        242,955
6.020% Due 08-01-23
Ohio State Dev Assistance                                 100,000         98,880
5.670% Due 10-01-23
Pennsylvania Turnpike                                     100,000         95,921
7.470% Due 06-01-25
St Paul MN Sales Tax Rev                                   45,000         45,502
7.090% Due 11-01-25
                                                                       1,799,540       16.7%
                                                                     -----------

Maturity of 20- 30 years:
-----------------------------------------------------
Alameda Corridor Trans Auth CA Sr Lien                    200,000        179,482
6.600% Due 10-01-29
Frisco TX COP                                             360,000        330,732
6.375% Due 02-15-33
                                                                         510,214        4.7%
                                                                     -----------

TOTAL TAXABLE MUNICIPAL
OBLIGATIONS (Cost $3,667,180)                                          3,553,343       32.9%

TOTAL U.S. AGENCY STEP-UP,
CORPORATE AND TAXABLE MUNICIPAL
OBLIGATIONS
(Cost $8,420,740)                                                      7,758,187       71.9%

LEASE ASSIGNMENTS:

PHS Indian Health Service Lease Assignment                 73,087         72,358
(2) (5)
Ford Motor Co. ESA Lease Assignment (2) (5)               174,721         65,744

TOTAL LEASE ASSIGNMENTS
(Cost $247,808)                                                          138,102        1.3%

WARRANTS:

X-Alpha Call Warrants                                      22,500        154,575        1.4%
(Cost $224,438)

NON-CONVERTIBLE PREFERRED STOCK:
                                                           SHARES
Annaly Cap Mgt Inc Pfd A 7.875%                             5,000        101,650
FPL Group Cap Tr I Pfd TR 5.875%                            5,300        116,600
Georgia Power Capital Tr VII PFD 5.875%                     5,200        122,096
JPMorgan Chase Cap XVI Pfd Tr 6.350%                        5,200         95,160
Lincoln Natl Cap Vi Pfd Tr F 6.750%                         5,200         58,672
Metlife Inc Pfd B 6.500%                                    5,200         76,284
Powershares ETF Trust Finl Pfd Ptfl                         5,900         55,841

TOTAL NON-CONVERTIBLE PREFERRED STOCK                                    626,303        5.8%
(Cost $860,447)

EXCHANGE TRADED DEBT:
                                                           SHARES
AT&T Inc Sr Nt 6.375%                                       5,000        125,200
Comcast Corp Nt 6.625%                                      5,400        102,168
General Electric Cap Corp Pines 6.100%                      5,000        102,500
Metlife Inc Sr Nt 5.875%                                    5,175        107,225
Viacom Inc Sr Nt 6.850%                                     5,544         94,969

TOTAL EXCHANGE TRADED DEBT                                               532,062        4.9%
(Cost $615,586)

INVESTMENT COMPANIES:
                                                           SHARES
Highland Floating Rate Cl A (5)                            35,270        191,518
Oppenheimer Sr Floating Rate A (5)                         36,400        210,393
First American Treasury Obligations                        87,349         87,349
Vanguard Federal Money Market                           1,050,000      1,050,000

TOTAL INVESTMENT COMPANIES                                             1,539,260       14.3%
(Cost $1,822,349)

TOTAL INVESTMENTS                                                     10,748,489       99.6%
(Cost $12,191,368) (3)

OTHER ASSETS AND LIABILITIES                                              47,160        0.4%

NET ASSETS                                                           $10,795,649      100.0%

(1)Interest rates listed for step-up bonds are the rates as of March 31, 2009.
(2) Security valued according to "good faith pricing" guidelines.
(3) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation/(depreciation).
 (See Note A)
(4) Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
(5) Security has been deemed illiquid.
(6) Security is in default as of March 31, 2009.
(7) Variable interest rate. Interest rate listed is the rate as of March 31, 2009.



NOTES TO FINANCIAL STATEMENTS
March 31, 2009
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended March 31, 2009, aggregated $987,976 and $537,000, respectively. Purchases and sales of long-term U.S. Government Securities for the three months ended March 31, 2009, aggregated $124,000 and $800,000, respectively.

At March 31, 2009, gross unrealized appreciation on investments was $57,449 and gross unrealized depreciation on investments was $1,500,328 for a net unrealized depreciation of $1,442,879 for financial reporting and federal income tax purposes.


B.  FAIR  VALUE  MEASUREMENTS

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of March 31, 2009.




Valuation Inputs                                                         Investments in Securities ($000)
Level 1 - Quoted Prices                                                  $                          9,657
Level 2 - Other Significant Observable Inputs                                                       1,019
Level 3 - Significant Unobservable Inputs                                                              72
   Total                                                                 $                         10,748
                                                                         ---------------------------------


                                                                         Measurements
                                                                         Using Unobservable Inputs
in 000s                                                                  (Level 3)

                                                                         Securities


Beginning Balance 12-31-2008                                             $                             92

Total gains or losses (realized/unrealized) included in earnings                                        0

Purchases, sales, issuances, settlements and return of capital
(net)                                                                                                 -20

Transfers in and/or out of Level 3                                                                      0

Ending Balance 3-31-2009                                                 $                             72


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
reporting date                                                           $                              0
                                                                         =================================


Gains and losses (realized and unrealized) included in earnings
(or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in net
assets) for the period                                                   $                              0

Change in unrealized gains or losses relating to assets still held at
reporting date                                                           $                              0


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 19, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
May 22, 2009               /s/________________________________________________
------------
Date                              Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 22, 2009               /s/________________________________________________
------------
Date                              James M. Johnson, President

By:
May 22, 2009               /s/________________________________________________
------------
Date                              Kathleen Carlson, Treasurer